Derivative Financial Instruments and Hedging Activities - Schedule of Current Assets that was Accounted for at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Current Assets that was Accounted for at Fair Value [Line Items]
Current assets fair value	$ 582	$ 685
Margin Deposits [Member]
Schedule of Current Assets that was Accounted for at Fair Value [Line Items]
Current assets fair value	$ 582	$ 685